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                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004
                                Tel: 202-739-3000
                                Fax: 202-739-3001
                               www.morganlewis.com




October 3, 2003

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  Nuveen Multistate Trust IV (File Nos. 333-16615 and 811-07751)
     --------------------------------------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the form of prospectus and Statement of Additional Information for Nuveen Multistate Trust IV that would have been filed pursuant to Rule 497(c) under the 1933 Act, would not have differed from that filed electronically as part of Post-Effective Amendment No. 8 on September 29, 2003.

Please do not hesitate to contact me at (202) 739-5662 should you have any questions.

Very truly yours,

/s/ Thomas S. Harman

Thomas S. Harman